FAIR VALUE DISCLOSURES (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	$ 2,026	$ 1,967
Other Equity Investments, Fair Value Disclosure	1	1
Cash and Cash Equivalents, Fair Value Disclosure	145	57
GMIB Reinsurance Contracts, Fair Value Disclosure	7	9
Separate Accounts Assets, Fair Value Disclosure	1,638	1,604
Assets, Fair Value Disclosure	3,817	3,638
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers, Net [Abstract]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3		5
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Transfers Into Level 3	3	22
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset Transfers Percentage	0.40%	4.00%
Corporate Debt Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	1,719	1,693
US Treasury Government And Agency [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	113	105
State and Political Sub-divisions [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	28	22
Foreign Govts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	2	4
Commercial Mortgage-backed [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	35	29
Residential Mortgage-backed [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	20	28
Asset-backed [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	11	10
Redeemable preferred stock [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	98	76
Fair Value Inputs Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	37	19
Other Equity Investments, Fair Value Disclosure	1	1
Cash and Cash Equivalents, Fair Value Disclosure	145	57
GMIB Reinsurance Contracts, Fair Value Disclosure	0	0
Separate Accounts Assets, Fair Value Disclosure	1,623	1,589
Assets, Fair Value Disclosure	1,806	1,666
Fair Value Inputs Level 1 [Member] | Corporate Debt Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	0	0
Fair Value Inputs Level 1 [Member] | US Treasury Government And Agency [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	0	0
Fair Value Inputs Level 1 [Member] | State and Political Sub-divisions [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	0	0
Fair Value Inputs Level 1 [Member] | Foreign Govts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	0	0
Fair Value Inputs Level 1 [Member] | Commercial Mortgage-backed [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	0	0
Fair Value Inputs Level 1 [Member] | Residential Mortgage-backed [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	0	0
Fair Value Inputs Level 1 [Member] | Asset-backed [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	0	0
Fair Value Inputs Level 1 [Member] | Redeemable preferred stock [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	37	19
Fair Value Inputs Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	1,913	1,880
Other Equity Investments, Fair Value Disclosure	0	0
Cash and Cash Equivalents, Fair Value Disclosure	0	0
GMIB Reinsurance Contracts, Fair Value Disclosure	0	0
Separate Accounts Assets, Fair Value Disclosure	15	15
Assets, Fair Value Disclosure	1,928	1,895
Fair Value Inputs Level 2 [Member] | Corporate Debt Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	1,684	1,659
Fair Value Inputs Level 2 [Member] | US Treasury Government And Agency [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	113	105
Fair Value Inputs Level 2 [Member] | State and Political Sub-divisions [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	28	22
Fair Value Inputs Level 2 [Member] | Foreign Govts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	2	4
Fair Value Inputs Level 2 [Member] | Commercial Mortgage-backed [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	0	0
Fair Value Inputs Level 2 [Member] | Residential Mortgage-backed [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	20	28
Fair Value Inputs Level 2 [Member] | Asset-backed [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	5	5
Fair Value Inputs Level 2 [Member] | Redeemable preferred stock [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	61	57
Fair Value Inputs Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	76	68
Other Equity Investments, Fair Value Disclosure	0	0
Cash and Cash Equivalents, Fair Value Disclosure	0	0
GMIB Reinsurance Contracts, Fair Value Disclosure	7	9
Separate Accounts Assets, Fair Value Disclosure	0	0
Assets, Fair Value Disclosure	83	77
Fair Value Inputs Level 3 [Member] | Corporate Debt Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	35	34
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers, Net [Abstract]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	0	4
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Transfers Into Level 3	3	22
Fair Value Inputs Level 3 [Member] | US Treasury Government And Agency [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	0	0
Fair Value Inputs Level 3 [Member] | State and Political Sub-divisions [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	0	0
Fair Value Inputs Level 3 [Member] | Foreign Govts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	0	0
Fair Value Inputs Level 3 [Member] | Commercial Mortgage-backed [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	35	29
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers, Net [Abstract]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Transfers Into Level 3	0	0
Fair Value Inputs Level 3 [Member] | Residential Mortgage-backed [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	0	0
Fair Value Inputs Level 3 [Member] | Asset-backed [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	6	5
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers, Net [Abstract]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Transfers Into Level 3	0	0
Fair Value Inputs Level 3 [Member] | Redeemable preferred stock [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers, Net [Abstract]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Transfers Into Level 3	$ 0	$ 0